                                                           File No.  333-76350
                                                                     811-10619


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 3                                      /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                               VARIABLE ACCOUNT N

                               (Name of Depositor)
                  National Security Life and Annuity Company
              (Address of Depositor's Principal Executive Offices)
                                100 Court Street
                           Binghamton, New York 13902
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
                    Ronald L. Benedict, Assistant Secretary
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):


              immediately upon filing pursuant to paragraph (b) of Rule 485
      ---

              on (date) pursuant to paragraph (b) of Rule 485
      ---

              60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---
       X      on October 1, 2003 pursuant to paragraph (a)(1) of Rule 485
      ---


If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                               VARIABLE ACCOUNT N
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                             ADMINISTRATIVE OFFICE:

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (877) 446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. For each payment you make, we will credit an extra 4% of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Variable Account N ("VAN") and/or the Guaranteed Account (if available). VAN is a separate account of National Security Life and Annuity Company ("National Security"). The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, Strong Variable Insurance Funds, Inc., UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 9% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAN AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAN HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2003. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                                OCTOBER 1, 2003


FORM 6722-NSLAC

                                 "NSCORE XTRA"

                       FLEXIBLE PREMIUM VARIABLE ANNUITY
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                               VARIABLE ACCOUNT N

                      SUPPLEMENT DATED OCTOBER 1, 2003 TO


                      THE PROSPECTUS DATED OCTOBER 1, 2003



This relates to our recovery of the Extra Credits described on page 10.


We have applied to the Securities and Exchange Commission for an order of exemption from certain provisions of the Investment Company Act. Unless and until the SEC grants that order, any extra credits that we recover if you exercise your 10-day free look privilege will be limited to an amount equal to:

                               (A / B) x C, where

- A is the contract value, including the value of extra credits, at the time of recission

- B is the contract value, including the value of extra credits, at the time of purchase, and

- C is the amount of extra credits.

The result in that case is that you will be in exactly the same position you would have been in had there been no extra credit.

In addition, unless and until the SEC grants the order we have requested, we will not recover the extra credits upon the payment of death benefits or nursing home confinement benefits.

FORM 6722-NSLAC

                               TABLE OF CONTENTS


Available Funds.........................      2
Fee Table...............................      4
Financial Statements....................      5
National Security.......................      5
Variable Account N......................      6
The Funds...............................      6
Mixed and Shared Funding................      6
Voting Rights...........................      7
Distribution of Variable Annuity
  Contracts.............................      7
Deductions and Expenses.................      7
  Surrender Charge......................      7
  Contract Administration Charge........      8
  Deduction for Administrative
     Expenses...........................      8
  Deduction for Risk Undertakings.......      8
  Charges for Optional Benefits.........      9
  Transfer Fee..........................      8
  Deduction for State Premium Tax.......      9
  Fund Expenses.........................      9
Description of Variable Annuity
  Contracts.............................      9
  Free Look.............................      9
Accumulation Period.....................     10
  Purchase Payments.....................     10
  Extra Credit..........................     10
  Accumulation Units....................     10
  Crediting Accumulation Units..........     11
  Allocation of Purchase Payments.......     11
  Optional Asset Allocation Models......     11
  Accumulation Unit Value and
     Accumulation Value.................     12
  Net Investment Factor.................     12
  Surrender and Withdrawal..............     12
  Transfers among Subaccounts...........     13
  Electronic Access.....................     13
  Scheduled Transfers (Dollar Cost
     Averaging).........................     13
  Portfolio Rebalancing.................     14
  Optional Guaranteed Principal
     Protection ("GPP").................     14
  Nursing Facility Confinement..........     15
  Death Benefit.........................     15
  Guaranteed Account....................     16
  National Security Employee Discount...     17
Annuity Period..........................     17
  Annuity Payout Date...................     17
  Annuity Options.......................     18
  Determination of Amount of the First
     Variable Annuity Payment...........     18
  Annuity Units and Variable Payments...     18
  Transfers During Annuity Payout.......     19
  Optional Guaranteed Minimum Income
     Benefit ("GMIB")...................     19
Other Contract Provisions...............     20
  Assignment............................     20
  Reports and Confirmations.............     20
  Substitution for Fund Shares..........     20
  Contract Owner Inquiries..............     20
  Performance Data......................     21
Federal Tax Status......................     21
  Tax-Deferred Annuities................     22
  Qualified Pension or Profit-Sharing
     Plans..............................     23
  Withholding on Distribution...........     24
  Individual Retirement Annuities
     (IRAs).............................     24
IRA Disclosure Statement................     25
  Free Look Period......................     25
  Eligibility Requirements..............     25
  Contributions and Deductions..........     25
  IRA for Non-working Spouse............     26
  Rollover Contribution.................     27
  Premature Distributions...............     27
  Distribution at Retirement............     27
  Inadequate Distributions -- 50% Tax...     28
  Death Benefits........................     28
  Roth IRAs.............................     28
  Savings Incentive Match Plan for
     Employees (SIMPLE).................     29
  Reporting to the IRS..................     29
Illustration of IRA Fixed
  Accumulations.........................     29
Glossary................................     30
Statement of Additional Information
  Contents..............................     30


                                AVAILABLE FUNDS
The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.


OHIO NATIONAL FUND, INC.                    INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                      Ohio National Investments, Inc.
Equity Portfolio                            (Legg Mason Funds Management, Inc.)
Bond Portfolio                              Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)   (Suffolk Capital Management, LLC)
S&P 500 Index(R) Portfolio                  Ohio National Investments, Inc.
International Portfolio                     (Federated Global Investment Management Corp.)
International Small Company Portfolio       (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio              (Jennison Associates LLC)
Discovery Portfolio (small cap)             (Founders Asset Management LLC)
Aggressive Growth Portfolio                 (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth &      (RS Investment Management, L.P.)
  Income) Portfolio
Capital Growth Portfolio                    (Eagle Asset Management, Inc.)
High Income Bond Portfolio                  (Federated Investment Counseling)
Blue Chip Portfolio                         (Federated Investment Counseling)
Small Cap Growth Portfolio                  (UBS Global Asset Management (New York) Inc.)
Nasdaq-100(R) Index Portfolio               Ohio National Investments, Inc.


FORM 6722-NSLAC


Bristol Portfolio (large cap)               (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap)     (Suffolk Capital Management, LLC)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                      (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)  Fidelity Management & Research Company
VIP MidCap Portfolio                        Fidelity Management & Research Company
VIP Growth Portfolio                        Fidelity Management & Research Company
VIP Equity-Income Portfolio                 Fidelity Management & Research Company
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund        Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund     Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund           Goldman Sachs Asset Management, L.P.
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                            Janus Capital Management LLC
International Growth Portfolio              Janus Capital Management LLC
Worldwide Growth Portfolio                  Janus Capital Management LLC
Balanced Portfolio                          Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio            Robert Fleming, Inc.
JPMorgan Small Company Portfolio            J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio       Lazard Asset Management LLC
Lazard Retirement Emerging Markets          Lazard Asset Management LLC
  Portfolio
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series           Massachusetts Financial Services Company
MFS Mid Cap Growth Series                   Massachusetts Financial Services Company
MFS New Discovery Series                    Massachusetts Financial Services Company
MFS Total Return Series                     Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND
PBHG Technology & Communications Portfolio  Pilgrim Baxter & Associates, Ltd.
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                       Pacific Investment Management Company LLC
Total Return Portfolio                      Pacific Investment Management Company LLC
Global Bond Portfolio                       Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)    Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value     Jennison Associates LLC
  and growth fund)
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                   Royce & Associates, LLC
Royce Micro-Cap Portfolio                   Royce & Associates, LLC
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II               Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid           Strong Capital Management, Inc.
  cap/small cap fund)
UBS SERIES TRUST
Tactical Allocation Portfolio               UBS Global Asset Management (US) Inc.
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income Portfolio            Van Kampen*
U.S. Real Estate Portfolio                  Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM 6722-NSLAC

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

CONTRACT OWNER TRANSACTION EXPENSES                               YEARS        CHARGE
-----------------------------------                               -----        ------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn;                                                1st           9%
the percentage varies with the number of years from purchase
payments to which                                                  2nd           8%
values relate)                                                     3rd           7%
                                                                   4th           6%
                                                                   5th           5%
                                                                   6th           4%
                                                                   7th           2%
                                                                   8th           1%
                                                              9th and later      0%
Exchange ("transfer") Fee (currently no charge for the first
12 transfers each contract year)                                                $10

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Annual Contract Fee (no fee if your contract value exceeds
  $50,000)                                                                      $30



SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value or death benefit amount)
Mortality and Expense Risk Fees                                        1.15%
Account Expenses                                                       0.25%
                                                                     ------
Total Separate Account Annual Expenses (without optional
added benefits)                                                        1.40%

Optional Annual Stepped-up Death Benefit                               0.10%
Optional Enhanced Death Benefit ("GEB") (not available in
New York)                                                              0.30%
Optional Guaranteed Minimum Income Benefit ("GMIB")
(percentage of guaranteed income base)                                 0.45%
Optional Guaranteed Principal Protection ("GPP") (percentage
of original account balance)                                           0.20%
                                                                     ------
Total Separate Account Annual Expenses with all four
optional added benefits                                                2.45%



If you choose the optional annual stepped-up death benefit, the indicated charge is made annually on the contract anniversary. That charge is based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional GEB, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average variable account value. If you choose the optional GMIB, the indicated charge is made on each contract anniversary. That charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less if you do not purchase all available options. See Death Benefit, Optional Guaranteed Minimum Income Benefit ("GMIB") and Optional Guaranteed Principal Protection ("GPP") for details.


FORM 6722-NSLAC

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from
Fund assets, including management fees, distribution (12b-1)
fees and other Fund operating expenses)                        0.45%      3.92%

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLE ASSUMES YOU HAVE SELECTED ALL THE AVAILABLE OPTIONAL BENEFITS AND THE COSTS FOR THOSE BENEFITS ARE BASED ON CONTRACT VALUES OR DEATH BENEFIT AMOUNTS FOR A CONTRACT EXPERIENCING THE ASSUMED ANNUAL INVESTMENT RETURN OF 5%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,467   $2,590    $3,688     $6,333


(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $659    $1,960    $3,238     $6,333


                              FINANCIAL STATEMENTS

The complete financial statements of National Security, including the Reports of Independent Auditors, are included in the Statement of Additional Information.

                               NATIONAL SECURITY

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation owned jointly by Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc., with each owning 50% of the voting securities of SMON Holdings, Inc. Security Mutual Life Insurance Company of New York is a New York domiciled mutual life insurance company. Ohio National Financial Services, Inc. is an Ohio domiciled holding company that owns or controls Ohio National Fund, Inc., Ohio National Investments, Inc., Ohio National Equities, Inc., The Ohio National Life Insurance Company, Ohio National Life Assurance Corporation and related entities. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

FORM 6722-NSLAC

                               VARIABLE ACCOUNT N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

                                   THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. FOR A FREE COPY OF THE FUND PROSPECTUSES, CALL 1-877-446-6020.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

                            MIXED AND SHARED FUNDING

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners

FORM 6722-NSLAC
and to determine if any action should be taken. That could possibly include the withdrawal of VAN's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

                                 VOTING RIGHTS

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is under common control with us because Ohio National Financial Services, Inc. (a) is the sole owner of ONEQ's corporate parent and (b) owns 50% of our corporate parent. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of your total purchase payments minus

FORM 6722-NSLAC
all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         9%
     2nd         8%
     3rd         7%
     4th         6%
     5th         5%
     6th         4%
     7th         2%
     8th         1%
9th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

FORM 6722-NSLAC

CHARGES FOR OPTIONAL BENEFITS



There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary.



If you choose the annual stepped-up death benefit, as described under "Death Benefit," the annual charge is the following percentage of the optional death benefit amount:



Annual stepped-up death benefit                                0.10%



If you choose the GEB, as described under "Death Benefit," the annual charge is the following percentage of your average variable account value:



GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%



If you choose the GMIB, the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":



Percent of GMIB guaranteed income base                         0.45%



If you choose the GPP, the annual charge is the following percentage of your contract value as of the beginning of the GPP's 10-year term as described under "Optional Guaranteed Principal Protection ("GPP")":



Percent of GPP beginning contract value                        0.20%


TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 3.5%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period.

FORM 6722-NSLAC

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

EXTRA CREDIT

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAN and to the Guaranteed Account in the same ratio as the purchase payments. We are able to pay you this extra 4% credit because (a) the contract's surrender charge is higher than that of other similar contracts that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an extra credit. National Security will profit to the extent revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within eight years after their purchase payment) might exceed the amount of extra credits.

Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits, and extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra credits within one year of your confinement remain part of your contract value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit.

While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of that credit is recaptured when there has been negative investment performance:

  - during the period prior to exercise of free look rescission rights; or

  - during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon.

Extra Credits that we recover if you

  - exercise your free look option,

  - are paid a death benefit (including stepped-up death benefits), or

  - are paid a Nursing Facility Confinement benefit will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be "investment in the contract" as described in Federal Tax Status.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains

FORM 6722-NSLAC
constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our administrative office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAN and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office.


OPTIONAL ASSET ALLOCATION MODELS



You may choose an optional asset allocation model for your contract's variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time.



Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.



We have retained Ibbotson Associates to develop 5 asset allocation models, each comprising a combination of the contract's available Funds. Ibbotson selects the Funds for each of the 5 models in accordance with 5 risk/return profiles they have developed. The 5 models, range from Model 1 (having relatively stable investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).



Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.



Ibbotson may revise the models at the end of each calendar quarter in order to maintain their respective risk/return profiles. This might involve changing the mix of Funds within a model or changing the percentage of assets allocated to some or all of those Funds. In addition, at the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions Ibbotson has established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer


FORM 6722-NSLAC
charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.


ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAN at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

FORM 6722-NSLAC

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning our administrative office between 7:00 a.m. and 8:00 p.m. (Eastern time) on days that we are open for business, at 1-877-446-6020 or by accessing our web site at any time at www.nslac.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin

FORM 6722-NSLAC
within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.


OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")



In those states where permitted, you may choose the GPP rider when you apply for the contract, or on a contract anniversary, if the annuitant is then under age 80.



If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your contract value to increase it to the 'guaranteed contract value' if the contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value



     (a) as of the first day of the rider's term or



     (b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract reduced pro rata for any withdrawals you made.



Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value.



If you choose GPP, all variable contract values must be allocated to one of the asset allocation models we make available for use with this rider (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. If you stop using a model, the GPP rider will be cancelled automatically. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. You may continue using an asset allocation model after the GPP rider ends.


FORM 6722-NSLAC

The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.



At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider's guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years. This starts a new 10-year term.



If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued as described in the rider.



NURSING FACILITY CONFINEMENT


We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date we receive proof of the annuitant's death and satisfactory instructions from the beneficiary for disposition of the contract. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within the earlier of 120 days after the annuitant's death or 60 days after we receive proof of death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to the Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the stepped-up death benefit amount if the contract has been in effect for at least 8 years (or 1 year if you chose the annual stepped-up death benefit); or

- the optional enhanced death benefit ("GEB"), plus the greatest of the other options you choose, if you chose that option (not available in New York).

"Net purchase payments" means your total purchase payments minus a pro rata adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the contract value that resulted from the withdrawal.

For the 8-year period beginning on the eighth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the eighth anniversary or (ii) net purchase payments made on or before the

FORM 6722-NSLAC
eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of
(i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 8-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 8-year period after the eighth anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose the GEB at the time the contract is issued. (This option is not available in New York.) This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the GEB "Plus."

For the regular GEB option, there is an additional charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within the 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

We invest our general assets in our discretion as allowed by New York law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

FORM 6722-NSLAC

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.


No deductions are made from the Guaranteed Account for administrative expenses or mortality and expense risk undertakings on the basic contract.


Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

NATIONAL SECURITY EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

FORM 6722-NSLAC

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

FORM 6722-NSLAC

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our administrative office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.

FORM 6722-NSLAC

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments assume a lower interest rate (2.5% instead of 3%) and (b) GMIB payments are based on an assumption that you will liver longer than the mortality assumed in our currently-offered annuities.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if GMIB is appropriate for you.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy and report any error or inaccuracy to us.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

CONTRACT OWNER INQUIRIES

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to
4:30 p.m., Eastern time).

FORM 6722-NSLAC

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to

FORM 6722-NSLAC
purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary

FORM 6722-NSLAC
income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

FORM 6722-NSLAC

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM 6722-NSLAC

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your traditional individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

National Security Life and Annuity Company
Variable Annuity Administration
P. O. Box 5378
Cincinnati, Ohio 45201-5378
Telephone: 1-877-446-6020 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to a SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may no longer be established.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2003 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age

FORM 6722-NSLAC

50 or older may make an additional IRA contribution of $500 per year until 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death proceeds as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

FORM 6722-NSLAC

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

FORM 6722-NSLAC

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA (or SEPP-IRA) is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

FORM 6722-NSLAC

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $8,000 in 2003 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2003 (increasing $500 per year to an additional $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                          AGE 60                         AGE 65                         AGE 70
                        GUARANTEED                     GUARANTEED                     GUARANTEED
                     SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
               ----------------------------   ----------------------------   ----------------------------
                                  $2,000                         $2,000                         $2,000
                  $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
   CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
  ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
  -----------  -------------   ------------   -------------   ------------   -------------   ------------
       1        $    960.57     $1,951.41      $    960.57     $1,951.41      $    960.57     $1,951.41
       2           1,960.55      2,033.18         1,960.55      2,033.18         1,960.55      2,033.18
       3           3,000.77      2,116.73         3,000.77      2,116.73         3,000.77      2,116.73
       4           4,082.13      2,202.13         4,082.13      2,202.13         4,082.13      2,202.13
       5           5,205.51      2,289.41         5,205.51      2,289.41         5,205.51      2,289.41
       6           6,371.85      2,378.65         6,371.85      2,378.65         6,371.85      2,378.65
       7           7,584.11      2,487.36         7,584.11      2,487.36         7,584.11      2,487.36
       8           8,847.96      2,580.58         8,847.96      2,580.58         8,847.96      2,580.58
       9          10,158.24      2,675.93        10,158.24      2,675.93        10,158.24      2,675.93
      10          11,516.19      2,756.20        11,516.19      2,756.20        11,516.19      2,756.20
      15          18,945.19      3,195.19        18,945.19      3,195.19        18,945.19      3,195.19
      20          27,557.43      3,704.11        27,557.43      3,704.11        27,557.43      3,704.11
      25          37,541.39      4,294.07        37,541.39      4,294.07        37,541.39      4,294.07
      30          49,115.52      4,978.01        49,115.52      4,978.01        49,115.52      4,978.01
      35          62,692.39      5,770.88        62,692.39      5,770.88        62,692.39      5,770.88
      40          78,431.71      6,690.03        78,431.71      6,690.03        78,431.71      6,690.03
      45          94,673.35      7,755.58        94,673.35      7,755.58        94,673.35      7,755.58
      50         110,032.18      8,990.84       110,032.18      8,990.84       110,032.18      8,990.84
      55         127,569.05     10,422.85       127,569.05     10,422.85       127,569.05     10,422.85
      60         147,887.49     12,082.93       147,887.49     12,082.93       147,887.49     12,082.93
      65                                        171,442.13     14,007.43       171,442.13     14,007.43
      70                                                                       200,922.95     16,238.45

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM 6722-NSLAC

                                    GLOSSARY

Accumulation unit -- Until annuity payments begin, your contract's value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Annuitant -- A living person whose length of life determines the number of annuity payments to be made.

Annuity unit -- After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Fund -- A mutual fund in which subaccount assets may be invested. See the list of "Available Funds" beginning on page 2.

Subaccount -- A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender -- To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Valuation period -- A period of time ending at 4:00 PM eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each valuation period are determined at the end of that valuation period.

VAN (Variable Account N) -- A separate account of National Security consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account's underlying Funds.

Withdraw -- To receive part of the contract's value without entirely redeeming the contract.



        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements


FORM 6722-NSLAC

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                               VARIABLE ACCOUNT N
                                       OF
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone 1-877-446-6020


                       STATEMENT OF ADDITIONAL INFORMATION


                                October 1, 2003

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated October 1, 2003. To get a free copy of the prospectus for VAN, write or call us at the above address.


                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Certified Public Accountants. . . . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   4
               Financial Statements







                                "NSCORE XTRA VA"

CUSTODIAN
We have a custody agreement with U.S Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAN's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAN at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAN's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAN has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of National Security Life and Annuity Company for the period ended December 31, 2002, have been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.

The financial statements of National Security Life and Annuity Company (formerly known as First ING Life Insurance Company of New York) as of
December 31, 2001 and for each of the two years in the period ended
December 31, 2001, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of said firm as experts in accounting and auditing. Ernst & Young LLP is located at 600 Peachtree Street, Suite 2800, Atlanta, Georgia 30308.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc.

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the net difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                             n
                     P(1 + T)   = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an assumed average contract value of $82,400. The actual effect that the contract administration charge would have on total returns would be greater than that for contracts having a value less than $50,000. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2002 (assuming surrender of the contract then) are as follows:

                                                                                                           Fund
                                              One       Five         Ten        From Fund    Returns     Inception
                                              Year      Years        Years      Inception    in VAN*       Date
                                             ------    -------      -------    -----------   --------    ----------
Ohio National Fund:
Money Market                                 -9.00%     2.03%        3.03%        5.17%      -0.05%      7/31/1980
Equity                                      -28.86%    -5.07%        4.54%        7.32%      -7.16%      1/14/1971
Bond                                         -1.84%     3.38%        5.12%        6.46%       2.60%      11/2/1982
Omni                                        -32.84%    -10.61%       0.86%        4.77%      -5.77%      9/10/1984
S&P 500 Index                               -32.70%    -2.68%         N/A         2.50%      -6.11%       1/3/1997
International                               -30.75%    -8.10%         N/A         1.64%      -4.88%       5/3/1993
International Small Company                 -25.18%    -4.51%         N/A         1.20%      -2.44%      3/31/1995
Capital Appreciation                        -30.25%     3.04%         N/A         8.12%      -5.96%      4/30/1994
Discovery                                   -42.67%    -0.24%         N/A         8.52%      -7.50%      4/30/1994
Aggressive Growth                           -37.91%    -19.89%        N/A        -8.17%      -6.00%      3/31/1995
Mid Cap Opportunity                         -35.66%    -1.83%         N/A         3.88%      -8.30%       1/3/1997
Capital Growth                              -51.86%      N/A          N/A         0.77%      -10.43%      5/1/1998
High Income Bond                             -6.49%      N/A          N/A        -1.97%       0.60%       5/1/1998
Blue Chip                                   -29.54%      N/A          N/A        -6.17%      -3.29%       5/1/1998
Small Cap Growth                            -39.10%    -7.10%         N/A        -6.49%      -6.42%       5/1/1998
Nasdaq-100 Index                            -47.20%      N/A          N/A        -47.67%     -11.79%      5/1/2000
Bristol                                       N/A        N/A          N/A        -30.73%     -8.04%       5/1/2002
Bryton Growth                                 N/A        N/A          N/A        -40.84%     -10.64%      5/1/2002

Dreyfus Variable Investment Fund:
Appreciation                                -26.03%      N/A          N/A        -17.68%       N/A      12/31/2000

                                                                                                                    Fund
                                                       One       Five         Ten        From Fund    Returns     Inception
                                                       Year      Years        Years      Inception    in VAN*       Date
                                                      ------    -------      -------    -----------   --------    ----------
Fidelity Variable Insurance Products Fund:
VIP Contrafund                                       -19.85%     1.00%         N/A        10.62%      -0.73%      1/31/1995
VIP Mid Cap                                          -20.27%      N/A          N/A        11.84%      -8.08%     12/31/1998
VIP Growth                                           -40.26%    -3.17%        6.61%        8.61%       0.63%     10/31/1986

Goldman Sachs Variable Insurance Trust:
G.S. Growth & Income                                 -21.56%      N/A          N/A        -5.76%      -1.88%      1/12/1998
G.S. CORE U.S. Equity                                -31.97%      N/A          N/A        -5.00%      -4.86%      2/12/1998
G.S. Capital Growth                                  -34.38%      N/A          N/A        -5.85%      -6.75%      4/30/1998

Janus Aspen Series Service Shares
Growth                                               -36.73%    -4.40%         N/A         5.09%      -8.52%      11/1/1999
International Growth                                 -35.78%    -2.46%         N/A         6.69%      -4.16%      11/1/1999
Worldwide Growth                                     -35.73%    -2.13%         N/A         8.57%      -4.86%      11/1/1999
Balanced                                             -16.96%     5.86%         N/A        10.32%      -1.67%      11/1/1999

J.P. Morgan Series Trust II:
JPMorgan Mid Cap Value                                -9.57%    -5.57%         N/A         1.77%      -2.17%      9/28/2001
JPMorgan Small Company                               -31.74%      N/A          N/A         5.31%      -4.90%       1/3/1997

Lazard Retirement Series:
Lazard Retirement Small Cap                          -27.81%     1.40%         N/A         1.20%      -5.83%      11/1/1999
Lazard Retirement Emerging Markets                   -11.86%    -7.30%         N/A        -7.79%      -0.09%      11/1/1999

MFS Variable Insurance Trust:
MFS Investors Growth Stock                           -37.72%      N/A          N/A        -28.93%     -7.65%       5/1/2000
MFS Mid Cap Growth                                   -53.22%      N/A          N/A        -31.36%     -5.80%       5/1/2000
MFS New Discovery                                    -41.74%      N/A          N/A        -22.15%     -5.41%       5/1/2000
MFS Total Return                                     -15.66%      N/A          N/A        -1.17%      -2.24%       5/1/2000

PBHG Insurance Series Fund:
Technology & Communications                          -63.63%    -13.89%        N/A        -11.51%     -14.88%     4/30/1997

PIMCO Variable Insurance Trust:
Real Return                                           7.15%       N/A          N/A         9.60%       3.66%      9/30/1999
Total Return                                          -1.44%     4.76%         N/A         4.76%       2.01%     12/31/1997
Global Bond                                            N/A        N/A          N/A         9.73%       4.63%      1/10/2002

Prudential Series Fund:
Jennison                                             -41.12%    -5.40%         N/A         4.08%      -8.81%      4/24/1995
Jennison 20/20 Focus                                 -32.65%      N/A          N/A        -7.42%      -7.85%       5/2/1999

Strong Variable Insurance Funds:
Strong Mid Cap Growth II                             -47.41%    -4.63%         N/A         0.33%      -7.78%     12/31/1996
Strong Opportunity II                                -36.83%     0.46%        9.04%        9.65%      -6.96%       5/8/1992

UBS Series Trust:
Tactical Allocation                                  -33.02%      N/A          N/A        -3.22%      -6.11%      9/29/1998

Van Kampen Universal Institutional Funds Class II
Core Plus Fixed Income                                -3.16%     4.40%         N/A         5.24%        N/A        1/2/1997
U.S. Real Estate                                     -11.16%     2.00%         N/A         4.69%        N/A        3/3/1997

* The "Returns in VAN" are the standardized total returns from the time these Funds were first available in VAN.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                              Financial Statements

                     December 31, 2002 and January 4, 2002

                  (With Independent Auditors' Report Thereon)

[KPMG LOGO]

        191 West Nationwide Boulevard                     Telephone 614 249 2300
        Suite 500                                         Fax 614 249 2348
        Columbus, OH  43215-2568


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (the Company) (a wholly owned subsidiary of SMON Holdings Inc.) as of December 31, 2002 and January 4, 2002, and the related statements of operations, changes in stockholder's equity, and cash flows for the period from January 4, 2002 to December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2002 and January 4, 2002, and the results of its operations and its cash flows for the period from January 4, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
April 25, 2003

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                                 Balance Sheets

                     December 31, 2002 and January 4, 2002

                  (dollars in thousands, except share amounts)


                                                                  DECEMBER 31,    JANUARY 4,
                                ASSETS                               2002           2002
                                                                  -----------     ---------

Investments (notes 3, 6, and 7):
        Fixed maturities available-for-sale, at fair value         $ 20,658        18,302
        Mortgage loans on real estate, net                              897            --
        Short-term investments                                          510            10
                                                                   --------        ------
                Total investments                                    22,065        18,312
Cash                                                                  1,051         4,976
Accrued investment income                                               300           264
Reinsurance recoverables (note 10)                                    9,363         8,948
Goodwill and intangible asset (note 12)                               1,068         1,068
Other assets                                                            155            58
                                                                   --------        ------
                Total assets                                       $ 34,002        33,626
                                                                   ========        ======


                      LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits:
        Life reserves (note 4)                                     $  6,022         6,839
        Benefits payable                                              1,500         1,443
Reinsurance payables                                                    975         1,340
Amounts due to affiliates (note 9)                                      864            93
Federal income taxes (note 5):
        Current                                                          --            --
        Deferred                                                        206            --
Other liabilities                                                        82           522
                                                                   --------        ------
                Total liabilities                                     9,649        10,237
                                                                   --------        ------
Contingencies (note 10)
Stockholder's equity (notes 2 and 8):
        Class A common stock, $250 par value. Authorized
           10,000 shares; issued and outstanding 10,000 shares        2,500         2,500
        Additional paid-in capital                                   22,231        20,889
        Accumulated other comprehensive income                          383            --
        Retained deficit                                               (761)           --
                                                                   --------        ------
                Net stockholder's equity                             24,353        23,389
                                                                   --------        ------
                Total liabilities and stockholder's equity         $ 34,002        33,626
                                                                   ========        ======



See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                            Statement of Operations

                Period from January 4, 2002 to December 31, 2002

                             (dollars in thousands)


Revenues (note 10):
        Traditional life insurance premiums assumed                     $ 4,526
                                                                        -------
                                                                          4,526
        Reinsurance ceded premiums                                       (4,951)
                                                                        -------
                                                                           (425)
        Net investment income (note 3)                                    1,180
        Net realized gains on investments (note 3)                           45
                                                                        -------
                                                                            800
                                                                        -------
Benefits and expenses (note 10):
        Benefits and claims                                               5,349
        Reinsurance recoveries                                           (5,304)
        Decrease in policy reserves                                        (473)
        Other operating costs and expenses (note 9)                       1,989
                                                                        -------
                                                                          1,561
                                                                        -------
                Loss before Federal income taxes                           (761)
                                                                        -------
Federal income taxes (note 5):
        Current expense                                                      --
        Deferred expense                                                     --
                                                                        -------
                Net loss                                                $  (761)
                                                                        =======


See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                (a wholly owned subsidiary of SMON Holdings, Inc.

                  Statement of Changes in Stockholder's Equity

                Period from January 4, 2002 to December 31, 2002

                             (dollars in thousands)


                                                                          ACCUMULATED
                                                            ADDITIONAL       OTHER                        NET
                                                 COMMON      PAID-IN     COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                  STOCK      CAPITAL         INCOME        DEFICIT       EQUITY
                                                 -------    ----------   -------------    --------    -------------

Balance, January 4, 2002                         $ 2,500      20,889           --              --         23,389
Capital contribution from parent (note 9)             --       1,342           --              --          1,342
Comprehensive income:
        Net loss                                      --          --           --            (761)          (761)
        Other comprehensive income (note 11)          --          --          383              --            383
                                                                                                          ------
                Total comprehensive loss                                                                    (378)
                                                 -------      ------          ---            ----         ------
Balance, December 31, 2002                       $ 2,500      22,231          383            (761)        24,353
                                                 =======      ======          ===            ====         ======




See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                            Statement of Cash Flows

                Period from January 4, 2002 to December 31, 2002

                             (dollars in thousands)



Cash flows from operating activities:
    Net loss                                                            $  (761)
    Adjustments to reconcile net loss to net cash
      provided by operating activities:
        Amortization and depreciation                                       102
        Realized losses on invested assets, net                             (45)
        Increase in accrued investment income                               (36)
        Increase in reinsurance recoverables and other assets              (512)
        Decrease in future policy benefits and claims                      (817)
        Increase in benefits payable                                         57
        Decrease in other liabilities                                      (440)
        Increase in amounts due to affiliates                               771
        Decrease in reinsurance payables                                   (365)
        Other, net                                                           (1)
                                                                        -------
            Net cash used in operating activities                        (2,047)
                                                                        -------

Cash flows from investing activities:

    Proceeds from sales of fixed maturities available-for-sale            3,162
    Proceeds from repayment of mortgage loans on real estate                  3
    Cost of fixed maturities available-for-sale acquired                 (4,985)
    Cost of mortgage loans on real estate acquired                         (900)
                                                                        -------
            Net cash used in investing activities                        (2,720)
                                                                        -------
Cash flows from financing activities:
    Additional capital contributions                                      1,342
                                                                        -------
            Net cash provided by financing activities                     1,342
                                                                        -------
            Net decrease in cash and cash equivalents                    (3,425)
Cash and cash equivalents, January 4, 2002                                4,986
                                                                        -------
Cash and cash equivalents, December 31, 2002                            $ 1,561
                                                                        =======
Supplemental disclosure:
    Federal income taxes paid                                           $   150
                                                                        =======



See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)


(1)  ORGANIZATION AND BUSINESS DESCRIPTION

     National Security Life and Annuity Company (NSLAC or the "Company), formerly known as First ING Life Insurance Company of New York (First ING
     Life), is domiciled in New York and is a subsidiary of SMON Holdings, Inc.
     (SMON) as of January 4, 2002. SMON is a holding company formed in New York by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (Security Mutual) for the purpose of acquiring First ING Life.

     On May 3, 2001, Security Life of Denver Insurance Company (the former "Parent" of the Company), entered into a stock purchase agreement with Security Mutual, ONFS and SMON to sell First ING Life to SMON. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

     The Company, when under the control of the former Parent, assumed and retroceded traditional life insurance. This assumed and retroceded book of business is currently in runoff. After January 4, 2002, the Company markets a portfolio of variable life insurance and variable annuity products through its general agency system in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 18 states and the District of Columbia.

     The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

          LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories, or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



          INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  BASIS OF PRESENTATION

          The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices (SAP) include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices

          The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The Department has adopted in part, the provisions of the revised manual. The Company has adopted the revised Accounting Practices and Procedures Manual, as modified by the Department.

          The statutory basis capital and surplus of NSLAC as of December 31, 2002 was $22,492. The statutory net loss of NSLAC for the year ended December 31, 2002 was $1,078.

     (b)  VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES AND INVESTMENT
          INCOME

          The Company classifies all of its fixed maturity securities as available-for-sale and carries them at fair value, with the unrealized gains and losses, net of deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. Fair value for fixed maturity securities generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of the investments.


                                       7                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)


          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

          Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Interest is accrued as earned.

     (d)  RECOGNITION OF PREMIUM REVENUES

          Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as premium when due.

     (d)  SEPARATE ACCOUNTS

          The Department has, effective December 16, 2002, approved Plans of Operations for Separate Accounts L and N for the funding of variable life insurance contracts and variable annuities, respectively. As of December 31, 2002, the Company had not commenced offering any products. As a result, no separate account financial statement activity occurred in 2002.



                                       8                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)


     (e)  LIFE RESERVES

          Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 4).

     (f)  BENEFITS PAYABLE

          The liability for benefits payable includes estimates of amounts due on reported claims and claims that have been incurred but were not reported as of the balance sheet date. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of the balance sheet date.

     (g)  REINSURANCE

          Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

     (h)  FEDERAL INCOME TAXES

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

          The terms of the purchase agreement reached with Security Life of Denver Insurance Company on May 3, 2001 and the Company's election of Internal Revenue Code Section 338(h)(10), enabled the sale of the Company to SMON to be treated as a sale of an asset. Accordingly, the Company has not made any provision for income taxes as of January 4, 2002.




                                       9                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



     (i)  CASH EQUIVALENTS

          For purposes of the statement of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

     (j)  GOODWILL

          In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141, which supersedes Accounting Principles Board (APB) Opinion No. 16, Business Combinations, eliminates the pooling-of-interests method of accounting for business combinations except for qualifying business combinations that were initiated prior to July 1, 2001. SFAS No. 141 also changes the criteria to recognize intangible assets apart from goodwill. The requirements of SFAS No. 141 were effective for all business combinations completed after June 30, 2001.

          Pursuant to SFAS No. 142, which supersedes APB Opinion No. 17, Intangible Assets, goodwill and indefinite lived intangible assets are no longer amortized but are reviewed for impairment annually, or more frequently if impairment indicators arise. The requirements of SFAS No. 142 were effective for fiscal years beginning after December 15, 2001.

          As a result of the acquisition of the Company for $23,389 by SMON on January 4, 2002, and in accordance with SFAS No. 141 and SFAS No. 142, all assets and liabilities were recorded at fair value, approximately $275 was recorded as indefinite lived intangible assets and $793 was recorded as goodwill. The indefinite lived intangible assets and goodwill are not subject to amortization but will be assessed for impairment in accordance with SFAS No. 142 (see note 12).

     (k)  USE OF ESTIMATES

          In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The estimates susceptible to significant change are those used in determining the liability for future policy benefits, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate and real estate, and those used in determining other-than-temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.



                                       10                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



     (l)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine whether they require consolidation. A company is deemed the "primary beneficiary" of a VIE if it holds a majority of the VIEs variable interest, and is therefore required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirement for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transition (components of FIN 45) by the Company on December 15, 2002 had no material impact on the financial position or results of operations of the Company. The adoption of the remaining components of FIN 45 on January 1, 2003 will not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 will not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statement No. 4, 44, and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.






                                       11                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supercedes SFAS 121, Accounting for Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          The Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended at inception of the Company. The impact of adoption was not material to the financial position of the Company.

(3)  INVESTMENTS

     An analysis of investment income and realized gains by investment type follows for the period from January 4, 2002 to December 31, 2002:


                                                                          REALIZED
                                                           INVESTMENT     GAINS ON
                                                             INCOME      INVESTMENTS
                                                           ----------    -----------

Gross investment income:
        Fixed maturities available for sale                  $1,188           45
        Mortgage loans on real estate                            17           --
        Short-term investments                                   15           --
        Other                                                     1           --
                                                             ------         ----
                Total                                         1,221           45
Investment expenses                                             (41)
                                                             ------
                Net investment income                        $1,180
                                                             ======         ----
                Net realized gain on investments                            $ 45
                                                                            ====



                                       12                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)


The amortized cost and estimated fair value of securities available-for-sale is as follows:


                                                                        DECEMBER 31, 2002
                                                       --------------------------------------------------
                                                                       GROSS        GROSS
                                                       AMORTIZED    UNREALIZED    UNREALIZED   ESTIMATED
                                                          COST         GAINS        LOSSES     FAIR VALUE
                                                       ---------    ----------    ----------   ----------

Securities available-for-sale:
    Fixed maturities:
       U.S. Treasury securities and obligations
         of U.S. government corporations
         and agencies                                   $ 3,337          314           --         3,651
       Corporate securities                              11,118          623         (412)       11,329
       Mortgage-backed securities                         5,614          118          (54)        5,678
                                                        -------        -----         ----        ------
             Total fixed maturities                     $20,069        1,055         (466)       20,658
                                                        =======        =====         ====        ======

                                                                       JANUARY 4, 2002
                                                       --------------------------------------------------
                                                                       GROSS        GROSS
                                                                     UNREALIZED    UNREALIZED   ESTIMATED
                                                          COST         GAINS        LOSSES     FAIR VALUE
                                                       ---------    ----------    ----------   ----------

Securities available-for-sale:
    Fixed maturities:
       U.S. Treasury securities and obligations
         of U.S. government corporations
         and agencies                                   $ 3,906           --           --         3,906
       Corporate securities                               7,210           --           --         7,210
       Mortgage-backed securities                         7,186           --           --         7,186
                                                        -------        -----         ----        ------
             Total fixed maturities                     $18,302           --           --        18,302
                                                        =======        =====         ====        ======


The components of unrealized gains on securities available-for-sale, net, were as follows of as December 31, 2002:


          Gross unrealized gain                                          $ 589
          Deferred federal income tax                                     (206)
                                                                         -----
                                                                         $ 383
                                                                         =====


                                       13                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2002.

                                                      AMORTIZED      ESTIMATED
                                                         COST        FAIR VALUE
                                                      ---------      ----------

     Due in one year or less                           $ 2,846          2,856
     Due after one year through five years               1,731          1,855
     Due after five years through ten years             11,070         11,119
     Due after ten years                                 4,422          4,828
                                                       -------         ------
                                                       $20,069         20,658
                                                       =======         ======


     The proceeds from the sale of securities available-for-sale (excluding calls) during 2002, was $3,162. Gross gains of $45 were realized on those sales.

     Investments with an amortized cost of $1,771 and $1,786 as of December 31, 2002 and January 4, 2002, respectively, were on deposit with various regulatory agencies as required by law.

     The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosed mortgage loans during the period January 4, 2002 to December 31, 2002.

(4)  FUTURE POLICY BENEFITS

     The liability for future policy benefits for traditional life products is based on the following mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.



                                       14                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)


(5)  FEDERAL INCOME TAX

     At December 31, 2002, the Company has available an unused net operating loss (NOL) of $1,162 that may be applied against future taxable income. However, the NOL expires on December 31, 2022.

     The difference between the expected tax benefit and the actual tax benefit is due to the recognition of a deferred tax asset valuation allowance for the NOL.

     The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2002 and January 4, 2002 relate to the following:


                                                             DECEMBER 31,   JANUARY 4,
                                                                2002           2002
                                                             ------------   ----------
     Deferred tax assets:
        Future policy benefits                                  $2,633          --
        NOL carry-forward                                          407          --
        Other                                                       19          --
                                                                ------      ------
                Total gross deferred tax assets                  3,059          --
                Less valuation allowance                          (424)         --
                                                                ------      ------
                Net deferred tax assets                          2,635          --
                                                                ------      ------
     Deferred tax liabilities:
        Fixed maturity securities available-for-sale               206          --
        Reinsurance recoverable                                  2,633          --
        Other                                                        2          --
                                                                ------      ------
                Total gross deferred tax liabilities             2,841          --
                                                                ------      ------
                Net deferred tax liability                      $ (206)         --
                                                                ======      ======

     The Company has determined that a deferred tax asset valuation allowance of $424 was needed as of December 31, 2002. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.




                                       15                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



(6)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS
     107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures:

          CASH, SHORT-TERM INVESTMENTS, BENEFITS PAYABLE - The carrying amount reported in the balance sheets for these instruments approximates their fair value.

          INVESTMENT SECURITIES - Fair value for fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of the investments.

          MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     The carrying amount and estimated fair value of financial instruments subject to SFAS No. 107 disclosure requirements were as follows as of December 31, 2002 and January 4, 2002:

                                                         DECEMBER 31, 2002        JANUARY 4, 2002
                                                       ----------------------   ---------------------
                                                        CARRYING    ESTIMATED   CARRYING   ESTIMATED
                                                         AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
                                                        --------   ----------   --------   ----------
     Assets:
        Investments:
             Fixed maturities available-for-sale        $20,658       20,658     18,302      18,302

             Mortgage loans on real estate                  897          897         --          --
             Short-term investments                         510          510         10          10
             Cash                                         1,051        1,051      4,976       4,976
     Liabilities:
        Benefits payable                                  1,500        1,500      1,443       1,443





                                       16                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



(7)  ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

     Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. At December 31, 2002 the Company had one commercial mortgage loan with a carry value of $897, net of a valuation allowance of $1.

(8)  REGULATORY RISK-BASED CAPITAL AND DIVIDEND RESTRICTIONS

     NSLAC exceeds the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2002.

     The Company did not pay any dividends in 2002. The Company cannot pay any dividends in 2003 without prior approval by the Department.

(9)  RELATED PARTY TRANSACTIONS

     During the fourth quarter of 2002, NSLAC received an additional capital contribution of $1,342 from SMON.

     During 2002, NSLAC entered into separate administrative service agreements with The Ohio National Life Insurance Company (ONLIC), a subsidiary of ONFS and Security Mutual. These agreements were approved by the Department. During 2002, NSLAC also entered into an investment management agreement with Ohio National Investments, Inc. (ONI), an affiliate. This agreement also was approved by the Department. The terms of the above agreements call for periodic cash settlements. The amounts that NSLAC owed ONLIC, Security Mutual and ONI as of December 31, 2002 were as follows:


        ONLIC                                                   $585
        Security Mutual                                          262
        ONI                                                       17
                                                                ----
                Total service charges owed                      $864
                                                                ====


     Charges for all services from ONLIC, Security Mutual and ONI for the period January 4, 2002 to December 31, 2002 are as follows:


        ONLIC                                                 $1,537
        Security Mutual                                          431
        ONI                                                       17
                                                              ------
                Total service charges incurred                $1,985
                                                              ======





                                       17                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



(10) REINSURANCE

     In the ordinary course of business, the Company reinsures certain risks with other insurance companies. Amounts in the accompanying financial statements related to ceded business as of December 31, 2002 and January 4, 2002 and for the period January 4, 2002 to December 31, 2002 are as follows:

                                                       DECEMBER 31,  JANUARY 4,
                                                          2002          2002
                                                       -----------   ----------

     Premiums                                             $4,951          --
     Benefits incurred                                     5,304          --
     Commission and expense allowances                       227          --
     Reinsurance recoverable:
          Reserves for future policy benefits              6,022       6,365
          Benefits payable                                 1,500       1,443
          Paid losses and expense allowances due           1,841       1,140


     At December 31, 2002 and January 4, 2002, $7,491 and $7,787, respectively, of the Company's reinsurance recoverable on life reserves and benefits payable was retroceded to one reinsurer. The amount represents 80% of the gross reserves at December 31, 2002 (87% at January 4, 2002). The ceded reserves are fully collateralized by a letter of credit in the amount of $10,500. This letter of credit was established in accordance with the terms of the reinsurance agreement.

     To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of its retrocessionaires.




                                       18                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (a wholly owned subsidiary of SMON Holdings, Inc.)

                         Notes to Financial Statements

                      December 31, 2002 and January 4, 2002

                             (dollars in thousands)



(11) OTHER COMPREHENSIVE INCOME

     Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the period January 4, 2002 to December 31, 2002 were as follows:

     Unrealized gains on securities available for sale arising
       during the period                                                   $ 589
     Related Federal tax expense                                            (206)
                                                                           -----
                 Net                                                         383
                                                                           -----
     Less:
         Reclassification adjustment for net gains on
         securities available for sale realized during the period:
             Gross                                                            --
             Related Federal tax expense                                      --
                                                                           -----
                 Net                                                          --
                                                                           -----
                 Total other comprehensive income                          $ 383
                                                                           =====

(12) GOODWILL AND OTHER INTANGIBLE ASSETS

     As a result of the acquisition, the Company identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142.

     The following table illustrates the intangible assets and goodwill associated with the purchase and their carrying value as of December 31, 2002 and January 4, 2002, respectively:

                                                     DECEMBER 31,    JANUARY 4,
                                                        2002            2002
                                                     -----------     ----------

     Unamortizable intangible assets:
          Insurance licenses                           $  275           275
          Goodwill                                        793           793
                                                       ------         -----
                                                       $1,068         1,068
                                                       ======         =====

     The Company's review of intangible assets and goodwill included reassessing the fair value of the assets. Based on that review, the Company determined that there was no impairment required to be recognized for the period January 4, 2002 to December 31, 2002.




                                       19                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
             (formerly First ING Life Insurance Company of New York)

                                 Balance Sheet

                                January 4, 2002

                   (With Independent Auditors' Report Thereon)

[KPMG LOGO]

        191 West Nationwide Boulevard                     Telephone 614 249 2300
        Suite 500                                         Fax 614 249 2348
        Columbus, OH 43215-2568



                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
National Security Life and Annuity Company:

We have audited the accompanying balance sheet of National Security Life and Annuity Company (formerly First ING Life Insurance Company of New York) (the Company) as of January 4, 2002. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit of a balance sheet includes examining, on a test basis, evidence supporting the amounts and disclosures in that balance sheet. An audit of a balance sheet also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall balance sheet presentation. We believe that our audit of the balance sheet provides a reasonable basis for our opinion.

In our opinion, the balance sheet referred to above presents fairly, in all material respects, the financial position of National Security Life and Annuity Company as of January 4, 2002, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

Columbus, Ohio
April 25, 2003

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
             (formerly First ING Life Insurance Company of New York)

                                 Balance Sheet

                                January 4, 2002

                  (dollars in thousands, except share amounts)




                                     ASSETS

Fixed maturity investments, at fair value
    (cost of $18,302) (note 3)                                            $18,302
Short-term investments                                                         10
Cash and cash equivalents                                                   4,976
Accrued investment income                                                     264
Reinsurance recoverable (note 4):
    Paid losses and expense allowances due                                  1,140
    Benefits payable                                                        1,443
    Life reserves for future policy benefits                                6,365
Goodwill and intangible assets (note 2)                                     1,068
Other assets                                                                   58
                                                                          -------
            Total assets                                                  $33,626
                                                                          =======

                      LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits:
    Life reserves (note 4)                                                $ 6,839
    Benefits payable                                                        1,443
                                                                          -------
            Total future policy benefits                                    8,282

Reinsurance payables                                                        1,340
Accounts payable and accrued expenses                                         522
Amounts due to former affiliates                                               93
                                                                          -------
            Total liabilities                                              10,237

Stockholder's equity:
    Class A common stock: authorized 10,000 shares of $250 par value;
       10,000 shares issued and outstanding                                 2,500
    Additional paid-in capital                                             20,889
                                                                          -------
            Total stockholder's equity                                     23,389
                                                                          -------
            Total liabilities and stockholder's equity                    $33,626
                                                                          =======




See accompanying notes to balance sheet.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
             (formerly First ING Life Insurance Company of New York)

                             Notes to Balance Sheet

                                January 4, 2002

                             (dollars in thousands)


(1)  ORGANIZATION AND BUSINESS DESCRIPTION

     National Security Life and Annuity Company (the Company), formerly known as First ING Life Insurance Company of New York (First ING Life), is domiciled in New York and is a subsidiary of SMON Holdings, Inc. as of January 4, 2002. SMON Holdings, Inc. is a holding company formed in New York by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (Security Mutual) for the purpose of acquiring First ING Life.

     On May 3, 2001, Security Life of Denver Insurance Company (the former "Parent" of the Company) entered into a stock purchase agreement with Security Mutual, ONFS, and SMON Holdings, Inc. to sell First ING Life to SMON Holdings Inc. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life to National Security Life and Annuity Company effective January 4, 2002.

     The Company, when under the control of the former Parent, assumed and retroceded traditional life insurance. This assumed and retroceded book of business is currently in runoff. Going forward, the Company plans to market a portfolio of variable life insurance and variable annuity products through the general agency system of Security Mutual and Ohio National Life Insurance Company (an affiliated company) in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 18 states and the District of Columbia.

     The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

          LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by offering a range of variable annuity and variable life insurance products and by operating in 18 states and the District of Columbia, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.




                                       3                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
             (formerly First ING Life Insurance Company of New York)

                             Notes to Balance Sheet

                                 January 4, 2002

                             (dollars in thousands)



          INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  BASIS OF PRESENTATION

          The accompanying balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for the Company, filed with the New York State Insurance Department (Department), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices (SAP) include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices

          The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The Department has adopted in part, the provisions of the revised manual. The Company has adopted the revised Accounting Practices and Procedures Manual, as modified by the Department.

          Unaudited stockholder's equity, determined in accordance with SAP, was $21,544 at January 4, 2002.

     (b)  VALUATION OF INVESTMENTS

          The Company classifies all of its fixed maturity securities as available-for-sale and reports them at fair value. Fair value for fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of the investments.

          Interest is accrued as earned.





                                       4                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
             (formerly First ING Life Insurance Company of New York)

                             Notes to Balance Sheet

                                 January 4, 2002

                             (dollars in thousands)


     (c)  RECOGNITION OF PREMIUM REVENUES

          Premiums for traditional life insurance products assumed, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as revenue when due.


     (d)  LIFE RESERVES

          Future policy benefits have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions. Interest rates range from 3% to 6% at January 4, 2002.

     (e)  BENEFITS PAYABLE

          The liabilities for benefits payable include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of the balance sheet date. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of the balance sheet date.

     (f)  REINSURANCE

          Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

     (g)  INCOME TAXES

          The terms of the purchase agreement reached with Security Life of Denver Insurance Company on May 3, 2001, provided that all tax benefits and tax liabilities as of December 31, 2001 would be assumed by Security Life of Denver Insurance Company. Accordingly, the Company has not made any provision for income taxes as of January 4, 2002.

     (h)  CASH AND CASH EQUIVALENTS

          Cash and cash equivalents include all cash balances and highly liquid investments with an initial maturity of three months or less.




                                       5                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
             (formerly First ING Life Insurance Company of New York)

                             Notes to Balance Sheet

                                 January 4, 2002

                             (dollars in thousands)



     (i)  GOODWILL

          In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141, which supersedes Accounting Principles Board (APB) Opinion No. 16, Business Combinations, eliminates the pooling-of-interests method of accounting for business combinations except for qualifying business combinations that were initiated prior to July 1, 2001. SFAS No. 141 also changes the criteria to recognize intangible assets apart from goodwill. The requirements of SFAS No. 141 were effective for all business combinations completed after June 30, 2001.

          Pursuant to SFAS No. 142, which supersedes APB Opinion No. 17, Intangible Assets, goodwill and indefinite lived intangible assets are no longer amortized but are reviewed for impairment annually, or more frequently if impairment indicators arise. The requirements of SFAS No. 142 were effective for fiscal years beginning after December 15, 2001.

          As a result of the acquisition of the Company for $23,389 by SMON Holdings, Inc. on January 4, 2002, and in accordance with SFAS No. 141 and SFAS No. 142, all assets and liabilities were recorded at fair value and approximately $275 was recorded as indefinite lived intangible assets and $793 was recorded as goodwill and are not subject to amortization but will be assessed for impairment in accordance with SFAS No. 142.

     (j)  USE OF ESTIMATES

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

     (k)  NEW ACCOUNTING PRONOUNCEMENTS

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities and its amendments SFAS No. 137, Accounting for Derivative Investments and Hedging Activities, deferral of the effective date of FASB Statement No. 133 and SFAS No. 138, Accounting for Derivative Instruments and Certain Hedging Activities issued in June 1999 and June 2000, respectively (collectively referred to as SFAS No. 133). SFAS No. 133 requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

          SFAS No. 133 has no significant effect on the Company's financial position.





                                       6                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
             (formerly First ING Life Insurance Company of New York)

                             Notes to Balance Sheet

                                 January 4, 2002

                             (dollars in thousands)



(3)  INVESTMENTS

     The cost and fair value of investments in fixed maturities are as follows at January 4, 2002:

                                                                      GROSS         GROSS
                                                                    UNREALIZED    UNREALIZED     FAIR
                                                           COST       GAINS        LOSSES        VALUE
                                                           ----     ----------    ----------     -----
     U.S. Treasury securities and obligations of
         U.S. government corporation and agencies        $ 3,906         --            --        3,906
     Corporate securities                                  7,210         --            --        7,210
     Asset-backed securities                               7,186         --            --        7,186
                                                         -------      -----         -----       ------
               Total fixed maturities                    $18,302         --            --       18,302
                                                         =======      =====         =====       ======


     The cost and fair value of investments in fixed maturities available-for-sale at January 4, 2002, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                          FAIR
                                                              COST        VALUE
                                                            -------      ------

     Due in one year or less                                $    --          --
     Due after one year through five years                    4,220       4,220
     Due after five years through ten years                   2,108       2,108
     Due after ten years                                     11,974      11,974
                                                            -------      ------
                                                             18,302      18,302

     Asset-backed securities                                     --          --
                                                            -------      ------
             Total available-for-sale securities            $18,302      18,302
                                                            =======      ======

     At January 4, 2002, fixed maturities with a cost of $1,786 were on deposit with various state insurance departments to meet regulatory requirements.

     At January 4, 2002 the Company held fixed maturities in trust for the benefit of the policyholders of one of the reinsurers. The fair value of these fixed maturities was $2,166. The trust was created pursuant to a reinsurance agreement with Connecticut National Life Insurance Company. During the second quarter of 2002 the fixed maturities held in this trust were released as the original purpose for the trust is no longer valid.

     The Company did not hold any less-than-investment-grade securities at January 4, 2002.




                                       7                             (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
             (formerly First ING Life Insurance Company of New York)

                             Notes to Balance Sheet

                                 January 4, 2002

                             (dollars in thousands)


(4)  REINSURANCE

     At January 4, 2002, $7,787 of the Company's reinsurance recoverable on life reserves and benefits payable was retroceded to one reinsurer. The amount represents 87% of the gross reserves at January 4, 2002. The ceded reserves are fully collateralized by a letter of credit in the amount of $10,500. This letter of credit was established in accordance with the terms of the reinsurance agreement.

     To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of its retrocessionaires.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS No. 107, Disclosure about Fair Value of Financial Instruments, requires the disclosure of fair value information about existing on-and-off-balance sheet financial instruments. SFAS No. 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and in many cases could not be realized in immediate settlement of the instrument.

     Fair value is based on the requirements of purchase-method GAAP accounting. All assets and liabilities are presented at their estimated fair values on the accompanying balance sheet.

(6)  REGULATORY RISK-BASED CAPITAL AND DIVIDEND RESTRICTIONS

     The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of surplus-related formulas for monitoring solvency. At January 4, 2002, the Company exceeded all minimum RBC requirements.

     In its state of domicile, the Company is required to maintain minimum statutory capital of at least $1,000 and surplus at least equal to 50% of such capital. The Company exceeded its minimum statutory capital and surplus requirements at January 4, 2002. Additionally, the amount of dividends which can be paid by the Company to its stockholder is subject to prior approval by the Department based on its review of the Company's financial condition.

                              FINANCIAL STATEMENTS
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
           (FORMERLY "FIRST ING LIFE INSURANCE COMPANY OF NEW YORK")

                                DECEMBER 31, 2001
                       WITH REPORT OF INDEPENDENT AUDITORS

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

                                    CONTENTS

Report of Independent Auditors .................................... 3
Audited Financial Statements
Balance Sheet ..................................................... 4
Statements of Operations .......................................... 5
Statements of Stockholder's Equity ................................ 6
Statements of Cash Flows .......................................... 7
Notes to Financial Statements ..................................... 8

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors and Stockholder
National Security Life and Annuity Company
(formerly known as First ING Life Insurance Company of New York)

We have audited the accompanying balance sheet of National Security Life and Annuity Company (a subsidiary of SMON Holdings, Inc. as of January 4, 2002), formerly known as First ING Life Insurance Company of New York, (a wholly-owned subsidiary of Security Life of Denver Insurance Company) as of December 31, 2001, and the related statements of operations, stockholder's equity, and cash flows for each of the two years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company at December 31, 2001, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                   /s/ Ernst & Young LLP

March 15, 2002

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEET
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)

                                                                    DECEMBER 31
                                                                    -----------
                                                                       2001
                                                                    -----------
ASSETS
Fixed maturity investments, at fair value
 (amortized cost - $18,041) .......................................    $ 18,447
Cash and cash equivalents .........................................       4,937
Accrued investment income .........................................         331
Reinsurance recoverable:
  Paid benefits ...................................................         234
  Unpaid benefits .................................................       8,479
Other assets ......................................................          58
Deferred income taxes .............................................          --
                                                                       --------
Total assets ......................................................    $ 32,486
                                                                       ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits:
       Life reserves ..............................................    $  7,510
       Unpaid claims ..............................................       1,443
                                                                       --------
  Total future policy benefits ....................................       8,953
  Reinsurance payables ............................................         340
  Accounts payable and accrued expenses ...........................          25
  Amounts due to former affiliates ................................          93
  Current federal income taxes payable ............................           5
  Deferred tax liability ..........................................         133
  Other liabilities ...............................................          79
                                                                       --------
Total liabilities .................................................       9,628
Commitments and contingent liabilities
Stockholder's equity:
  Common stock, $250 par value; Authorized -
     10,000 shares
     Issued and outstanding - 10,000 shares .......................       2,500
  Additional paid-in capital ......................................      21,930
  Retained earnings deficit .......................................      (1,832)
  Accumulated other comprehensive income ..........................         260
                                                                       --------
Total stockholder's equity ........................................      22,858
                                                                       --------
Total liabilities and stockholder's equity ........................    $ 32,486
                                                                       ========

                            See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                            YEAR ENDED DECEMBER 31
                                                            ----------------------
                                                                2001      2000
                                                              --------  --------

Revenues:
  Premiums and annuities .................................   $    --    $   271
  Reinsurance premiums assumed ...........................     4,881      5,540
                                                             -------    -------
                                                               4,881      5,811
  Reinsurance ceded premiums .............................    (4,881)    (5,694)
                                                             -------    -------
                                                                  --        117
  Net investment income ..................................     1,275      1,362
  Net realized gains (losses) on investments .............       552       (381)
  Miscellaneous expense ..................................       (17)       (29)
                                                             -------    -------
Total revenues ...........................................     1,810      1,069
Benefits and expenses:
  Benefits:
     Death benefits ......................................     6,900      5,844
     Other benefits ......................................        91       (864)
     Increase (decrease) in policy reserves and other
      funds ..............................................         9          6
     Reinsurance recoveries ..............................    (6,991)    (5,367)
                                                             -------    -------
                                                                   9       (381)
  Expenses:
     Commissions .........................................      (154)       (87)
     Insurance operating expenses ........................       520        904
                                                             -------    -------
Total benefits and expenses ..............................       375        436
                                                             -------    -------
Income before income taxes ...............................     1,435        633
Federal income tax expense ...............................       647        221
                                                             -------    -------
Net income ...............................................   $   788    $   412
                                                             =======    =======

                             See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                                        ACCUMULATED
                                                             ADDITIONAL    RETAINED        OTHER            TOTAL
                                                  COMMON      PAID-IN      EARNINGS    COMPREHENSIVE    STOCKHOLDER'S
                                                  STOCK       CAPITAL      DEFICIT     INCOME (LOSS)       EQUITY
                                                  ------     ----------    --------    -------------    -------------

Balance at January 1, 2000 ..................     2,500        21,930       (3,032)         (757)           20,641
  Comprehensive income:
     Net income .............................        --            --          412            --               412
     Change in net unrealized investment
       gains, net of income taxes of
       $500..................................        --            --           --           919               919
                                                                                                           -------
       Total comprehensive income ...........        --            --           --            --             1,331
                                                -------       -------      -------       -------           -------

Balance at December 31, 2000 ................     2,500        21,930       (2,620)          162            21,972
  Comprehensive income:
     Net income .............................        --            --          788            --               788
     Change in net unrealized investment
       gains, net of income taxes of $53.....        --            --           --            98                98
                                                                                                           -------
       Total comprehensive income ...........        --            --           --            --               886
                                                -------       -------      -------       -------           -------
Balance at December 31, 2001 ................   $ 2,500       $21,930      $(1,832)      $   260           $22,858
                                                =======       =======      =======       =======           =======


                             See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                     YEAR ENDED DECEMBER 31
                                                                     ----------------------
                                                                        2001        2000
                                                                     ----------  ----------
OPERATING ACTIVITIES
Net income ........................................................   $    788    $    412
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
  Net realized (gain) loss on sale of investments .................       (552)        381
  Deferred federal income taxes ...................................         87         140
  Amortization of fixed maturity investments ......................         47          44
  Changes in operating assets and liabilities:
     Future policy benefits .......................................     (1,081)     (1,968)
     Accounts payable and accrued expenses ........................        (86)     (2,050)
     Current federal income taxes payable .........................        (79)         84
     Accrued investment income ....................................         42         216
     Reinsurance recoverable/payables .............................      2,506       1,153
     Due and unpaid premiums ......................................         --          75
     Other, net ...................................................          4           1
                                                                      --------    --------
Net cash and cash equivalents provided by (used in)
  operating activities ............................................      1,676      (1,512)
INVESTING ACTIVITIES
Proceeds from sales, maturities, or repayments of fixed
  maturity investments ............................................     18,267       7,842
Purchase of fixed maturity investments,
  available-for-sale ..............................................    (14,748)     (8,498)
                                                                      --------    --------
Net cash and cash equivalents provided by (used in)
  investing activities ............................................      3,519        (656)
FINANCING ACTIVITIES
Increase (decrease) in indebtedness to related parties ............       (127)          2
Dividend ..........................................................         --          --
                                                                      --------    --------
Net cash and cash equivalents (used in) provided by
  financing activities ............................................       (127)          2
                                                                      --------    --------
Net increase (decrease) in cash and cash equivalents ..............      5,068      (2,166)
Cash and cash equivalents at beginning of year ....................       (131)      2,035
                                                                      --------    --------
Cash and cash equivalents at end of year ..........................   $  4,937    $   (131)
                                                                      ========    ========


                             See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

National Security Life and Annuity Company (the "Company"), formerly known as First ING Life Insurance Company of New York, is domiciled in New York and is a subsidiary of SMON Holdings, Inc. as of January 4, 2002. SMON Holdings, Inc. is owned by Ohio National Financial Services, Inc. and Security Mutual Life Insurance Company of New York.

On May 3, 2001, Security Life of Denver Insurance Company (the former "Parent" of the Company), entered into a stock purchase agreement with Security Mutual Life Insurance Company of New York, Ohio National Financial Services, Inc., and SMON Holdings, Inc. to sell First ING Life Insurance Company of New York to SMON Holdings, Inc. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

The Company's principal business is to assume and retrocede life and accident and health reinsurance. The Company stopped issuing health and stop loss products in 1999 and there were no health and stop loss policies in force at the end of 2000. The Company is licensed to do business in 20 states and the District of Columbia.

The significant accounting policies followed by the Company that materially affect the financial statements are summarized below:

BASIS OF PRESENTATION

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments are presented on the following bases:

The carrying value of fixed maturities depends on the classification of the security: securities held-to-maturity, securities available-for-sale, and trading securities. Management determines the appropriate classification of debt securities at the time of purchase.

Debt securities not classified as held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gain or loss, net of tax, reported in the accumulated other comprehensive income (loss) component of stockholder's equity.

The Company does not hold debt securities classified as held-to-maturity or trading.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in interest income from investments. Interest is included in net investment income as earned. For loan-

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current interest rate and economic environment. The retrospective interest method is used to value all such securities except for high-risk asset backed securities, which are valued using the prospective method.

Realized gains and losses, and declines in value judged to be other-than-temporary are recognized in net income. The cost of securities sold is based on the specific identification method.

RECOGNITION OF PREMIUM REVENUES

Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as revenue when due.

For accident and health policies, gross premiums are prorated over the contract term of the policies with the unearned premium included in the policy reserves.

FUTURE POLICY BENEFITS

The liabilities for traditional life and accident and health benefits and expenses are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates ranged from 3% to 6% at December 31, 2001.

UNPAID CLAIMS

The liabilities for unpaid claims include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of December
31. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

REINSURANCE

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed.

FEDERAL INCOME TAXES

Deferred federal income taxes have been provided or credited to reflect temporary differences between financial reporting and tax bases of assets and liabilities using the enacted marginal tax rates and laws that are currently in effect.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CASH FLOW INFORMATION

For purposes of the statement of cash flows, cash and cash equivalents include cash on hand, demand deposits and short-term fixed maturity investments (maturity less than 90 days from date of purchase). No interest was paid in 2001 and 2000.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement 133, Accounting for Derivative Instruments and Hedging Activities and its amendments Statements 137, Accounting for Derivative Investments and Hedging Activities, deferral of the effective date of FASB Statement No. 133 and 138, Accounting for Derivative Instruments and Certain Hedging Activities issued in June 1999 and June 2000, respectively (collectively referred to as Statement 133). The statement requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

The Company adopted Statement 133 on January 1, 2001. The cumulative effect of this adoption had no significant effect on the Company's financial position or results of operations.

In June 2001, the FASB issued Statements 141, Business Combinations, and 142, Goodwill and Other Intangible Assets (collectively, the Statements). Statement 141, which supersedes APB Opinion No. 16, Business Combinations, eliminates the pooling-of-interests method of accounting for business combinations except for qualifying business combinations that were initiated prior to July 1, 2001. Statement 141 also changes the criteria to recognize intangible assets apart from goodwill. The requirements of Statement 141 are effective for all business combinations completed after June 30, 2001.

Statement 142, which supersedes APB Opinion No. 17, Intangible Assets, Goodwill and Indefinite Lived Intangible Assets are no longer amortized but are reviewed annually, or more frequently if impairment indicators arise, for impairment. The amortization provisions of Statement 142 apply to goodwill and intangible assets acquired after June 30, 2001. With respect to goodwill and intangible assets acquired prior to July 1, 2001, the amortization provisions of Statement 142 are effective upon adoption of Statement 142. Statement 142 is required to be adopted in fiscal years beginning after December 15, 2001.

As a result of the acquisition of the Company by SMON Holdings, Inc. on January 4, 2002, the Company will apply the accounting rules of the Statements 141 and 142 in its 2002 financial statements.

RECLASSIFICATIONS

Certain 2000 amounts in the Company's financial statements have been reclassified to conform to the 2001 financial statement presentation.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENTS

The amortized cost and fair value of investments in fixed maturities are as follows at December 31, 2001 (see Note 9 for method of determining fair value):

                                                                                GROSS        GROSS
                                                              AMORTIZED       UNREALIZED   UNREALIZED        FAIR
                                                                COST            GAINS        LOSSES          VALUE
                                                              ---------       ----------   ----------        -----
                                                                          (IN THOUSANDS)
At December 31, 2001:
  U.S. Treasury securities and obligations of
     U.S. government corporations and agencies .........        $ 3,874        $    97        $    32        $ 3,939
  Corporate securities .................................          7,094            197             24          7,267
  Asset-backed securities ..............................          7,073            189             21          7,241
                                                                -------        -------        -------        -------
Total fixed maturities .................................        $18,041        $   483        $    77        $18,447
                                                                =======        =======        =======        =======





The amortized cost and fair value of investments in fixed maturities at December 31, 2001, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          AMORTIZED      FAIR
                                                            COST         VALUE
                                                          ---------      -----
                                                            (IN THOUSANDS)
Available-for-sale:
  Due in one year or less ........................        $    --        $    --
  DUE AFTER ONE YEAR THROUGH FIVE YEARS ..........          3,775          3,950
  DUE AFTER FIVE YEARS THROUGH TEN YEARS .........            977          1,081
  DUE AFTER TEN YEARS ............................          6,216          6,175
                                                          -------        -------
                                                           10,968         11,206
  OTHER ASSET-BACKED SECURITIES ..................          7,073          7,241
                                                          -------        -------
TOTAL AVAILABLE-FOR-SALE .........................        $18,041        $18,447
                                                          =======        =======

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Changes in unrealized gains (losses) on investments in fixed maturities for the years ended December 31 are summarized as follows:

                                                        2001          2000
                                                        ----          ----
                                                          (IN THOUSANDS)
Gross unrealized gains .........................        $ 483         $ 561
Gross unrealized losses ........................           77           306
                                                        -----         -----
Net unrealized gains (losses) ..................          406           255
Deferred income tax (expense) benefit ..........         (146)          (93)
                                                        -----         -----
Net unrealized gains (losses) after taxes ......          260           162
Less: balance at beginning of year .............          162          (757)
                                                        -----         -----
Change in net unrealized gains (losses) on fixed
  maturities ...................................        $  98         $ 919
                                                        =====         =====

Major categories of investment income for the years ended December 31 are summarized as follows:

                                                       2001            2000
                                                       ----            ----
                                                        (IN THOUSANDS)
Fixed maturities ............................        $ 1,307         $ 1,368
Other investments ...........................             31              46
                                                     -------         -------
                                                       1,338           1,414
Investment expenses .........................            (63)            (52)
                                                     -------         -------
Net investment income .......................        $ 1,275         $ 1,362
                                                     =======         =======

Fixed maturity securities available-for-sale with fair values at the date of sale of $17,934,000 and $6,299,000 were sold during 2001 and 2000, respectively. Gross gains of $595,000 and $0, and gross losses of $43,000 and $381,000 were realized on those sales during 2001 and 2000, respectively.

As part of its overall investment management strategy, the Company had not entered into any agreements to purchase or sell securities as of December 31, 2001.

At December 31, 2001, fixed maturities with an amortized cost of $1,786,000 were on deposit with various state insurance departments to meet regulatory requirements.

At December 31, 2001 the Company held fixed maturities in trust for the benefit of the policyholders of one of the reinsurers. The market value of these fixed maturities was $2,166,000.

The Company did not hold any less-than-investment-grade bonds at December 31, 2001.

3. REINSURANCE

The Company is involved in both retroceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2001, the Company's retention limit for acceptance of risk on assumed life insurance policies had been set at various levels up to $150,000.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of its retrocessionaires.

At December 31, 2001, $8,375,000 of the Company's future policy benefits were retroceded to one reinsurer. This represents 94% of the gross reserves at December 31, 2001. The ceded reserves are fully collateralized by a letter of credit.

4. INCOME TAXES

As of December 31, 2001, the Company joined in the filing of a consolidated federal income tax return with its former parent, ING America Insurance Holdings, Inc., and other former U.S. affiliates. Taxes are allocated by a written tax sharing agreement, which was revised effective January 1, 1996. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING America Insurance Holdings, Inc. for its respective share of the consolidated Federal income tax liability for each taxable year subject to the tax sharing agreement. Under the tax sharing agreement, each member will have the Federal income tax liability or receivable that the member would have had for the period had it filed a separate return.

The Company's tax accruals have been made consistent with the tax sharing agreement.

For financial reporting purposes, federal income tax expense consists of the following:

                                                             2001        2000
                                                             ----        ----
                                                          (DOLLARS IN THOUSANDS)
Current ..............................................       $560        $ 81
Deferred .............................................         87         140
                                                             ----        ----
Federal income tax expense ...........................       $647        $221
                                                             ====        ====

In 2001, the Company's effective income tax rate varies from the statutory federal income tax rate primarily as a result of a true-up of the tax provision with affiliated companies relating to prior years. In 2000, the Company's effective income tax rate did not vary significantly from the statutory federal income tax rate.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                                   2001
                                                                   ----
                                                              (IN THOUSANDS)
Net operating loss carryforwards .........................        $  --
Deferred policy acquisition costs ........................           18

Gross deferred tax asset .................................           18
Net unrealized investment gains ..........................         (142)
Other reserves ...........................................           --
Other temporary differences ..............................           (9)
                                                                  -----
Gross deferred tax liability .............................         (151)
Net deferred tax (liability) asset .......................        $(133)
                                                                  =====

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Company had net federal income tax payments (receipts) of $639,000 and $(2,911) during 2001 and 2000, respectively.

The Policyholder's Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gains from operations" which were not subject to current taxation under the Life Insurance Tax Act of 1959. At December 31, 2001, the balance in this account for tax return purposes was approximately $188,500. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholder's Surplus Account exceed certain limits or if distributions to the stockholder exceed amounts in the Stockholder's Surplus Account, to the extent of such excess amount or excess distributions as determined for income tax purposes, amounts in the Policyholder's Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax which would be paid at the current tax rate is $66,000. The Company does not anticipate any such action or foresee any events that would result in such tax.

5. STATUTORY-BASIS ACCOUNTING PRACTICES

The Company prepares statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of New York Insurance Department. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices (SAP) encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future.

The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of New York has adopted in part, the provisions of the revised manual. The revised manual has changed, to some extent, prescribed SAP and has resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The Company adopted the revised Accounting Practices and Procedures Manual, as modified by the State of New York Insurance Department, on January 1, 2001. The cumulative effect of this adoption had no significant effect on the financial position or results of operations.

The Company is required to identify those significant accounting practices that are permitted and obtain written approval of the practice from the Insurance Department of its state of domicile. As of December 31, 2001, the Company had no significant permitted accounting practices.

Stockholder's equity, determined in accordance with SAP, was $21,544,000 at December 31, 2001. Net income determined in accordance with SAP was $504,000 and $768,000 for the years ended December 31, 2001 and 2000, respectively.

The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of dynamic surplus-related formulas for monitoring solvency. At December 31, 2001, the Company exceeded all minimum RBC requirements.

In its state of domicile, the Company is required to maintain minimum statutory paid-in capital of $1,000,000 and paid-in surplus of at least 50% of the paid-in capital. The Company exceeded its minimum statutory capital and surplus requirements at December 31, 2001. Additionally, the amount of dividends which can be paid by the Company to its stockholder is subject to prior approval by the New York Department of Insurance based on its review of the Company's financial condition. In 2001, the Company did not pay any stockholder dividends.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. COMMITMENTS AND CONTINGENT LIABILITIES

The Company is not currently a party to any pending or threatened lawsuits and is not aware of any material contingent liabilities.

7. FINANCING ARRANGEMENT

Prior to January 4, 2002, the Company had a line of credit of $10,000,000 to provide short-term liquidity. The amount of funds available under this line is reduced by borrowings of certain former affiliates also party to the agreement. Interest on all loans is based on the cost of funds incurred by the lender plus ..25%. The Company had no outstanding borrowings under this agreement at December 31, 2001.

The Company is the beneficiary of two separate renewable letters of credit totaling $10,600,000. These letters of credit were established in accordance with the terms of certain reinsurance agreements. Both letters of credit were unused during 2001.

8. RELATED PARTY TRANSACTIONS

The Company obtained administrative, investment and other operating services from its former parent. Amounts expensed for these services were $365,000 during both 2001 and 2000.

The Company also had an Investment Advisory Agreement with a former affiliate whereby it receives investment and portfolio management services for a fee. Total fees under the agreement were approximately $63,000 and $47,000 for 2001 and 2000, respectively.

The Company has a reinsurance contract with its former parent to assume the reserves on a block of whole life insurance policies. The assumed reserves at December 31, 2001 were $473,000.

The Company has a reinsurance contract with a former affiliate to assume the reserves on a block of whole life insurance policies. The assumed reserves at December 31, 2001 were $445,000.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Accounting standards require the disclosure of fair values for certain financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and in many cases could not be realized in immediate settlement of the instrument. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments are excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments:

          FIXED MATURITIES: The fair values for fixed maturities are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of collateralized mortgage obligations, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of fixed maturities was $18,447,000 at December 31, 2001. The amortized cost of fixed maturities was $18,041,000 at December 31, 2001.


          The carrying values of cash and cash equivalents, accrued investment income, reinsurance recoverables and all other financial instruments approximate their fair values.

                               VARIABLE ACCOUNT N

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY




                                   FORM N-4





                                    PART C


                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The Registrant has no financial statements because it did not commence business until after the end of the fiscal year ended December 31, 2002.

The following financial statements of the Depositor are included by reference in Part B of this Registration Statement:

      Independent Auditors' Report dated April 25, 2003

      Balance Sheets, December 31, 2002 and January 4, 2002

      Statement of Operations for the Period from January 4, 2002 to December 31, 2002

      Statement of Changes in Stockholder's Equity for the Period from January 4, 2002 to December 31, 2002

      Statement of Cash Flows for the Period from January 4, 2002 to December 31, 2002

      Notes to Financial Statements, December 31, 2002 and January 4, 2002

      Report of Independent Auditors, dated March 15, 2002

      Balance Sheet, December 31, 2001

      Statements of Operations for the Years Ended December 31, 2001 and 2000

      Statements of Stockholder's Equity for the Years Ended December 31, 2001 and 2000

      Statements of Cash Flows for the Years Ended December 31, 2001 and 2000

      Notes to Financial Statements, December 31, 2001

Consent of the following:

      KPMG LLP

      Ernst & Young LLP

Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (4) Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.5, was filed as Exhibit (4) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (5)   Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit
            (5) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (6)(a) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (6)(b) By-laws of the Depositor were filed as Exhibit (6)(b) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (8) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (9) Opinion and consent of legal counsel was filed as Exhibit (9) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                  Positions and Offices
Business Address                    with Depositor

Thomas A. Barefield*                Vice President, Marketing

Carson E. Beadle**                  Director

David L. Birchenough**              Director, Vice President and Treasurer

Michael A. Boedeker*                Chief Investment Officer

Bruce W. Boyea**                    Director and Chairman

Christopher A. Carlson*             Chief Investment Officer

James A. Carrigg**                  Director

George E. Castrucci*                Director

Raymond R. Clark*                   Director

David W. Cook*                      Chief Actuary

Ronald J. Dolan*                    Director, Vice President and Chief Financial
                                    Officer

Daniel J. Fischer**                 Director and President

Susan E. Mistretta**                Secretary and General Counsel

David B. O'Maley*                   Director

John J. Palmer*                     Director and Chief Executive Officer

Frederick L. Wortman**              Vice President, Marketing

* The principal business address of these individuals is One Financial Way, Montgomery, Ohio 45242.

** The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of SMON Holdings, Inc., a Delaware corporation. SMON Holdings, Inc. is jointly owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company. Each of Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc. owns 50% of the voting securities of SMON Holdings, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 21, 2003, the Registrant had 151 contract owners.


ITEM 28.  INDEMNIFICATION

Article X of the Depositor's Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor's By-laws, "Indemnification of Officers and Directors" provides further details regarding the indemnification of the Depositor's officers, directors and other employees. The By-laws are contained in Exhibit 6(b) of this registration statement and are incorporated into this
Item 28 by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 ------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received no commissions or other compensation, directly or indirectly, from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         National Security Life and Annuity Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity

Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by National Security Life and Annuity Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this first day of August, 2003.


                          VARIABLE ACCOUNT N
                             (Registrant)

                           By NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                           (Depositor)


                           By /s/ John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Chief Executive Officer

Attest:
/s/ Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Assistant Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the first day of August, 2003.


                              NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Chief Executive Officer

Attest:


/s/ Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                           Title                          Date

s/  Carson E. Beadle                Director                  August 1, 2003
------------------------------
Carson E. Beadle


s/  David L. Birchenough            Director                  August 1, 2003
------------------------------
David L. Birchenough


s/  Bruce W. Boyea                  Director and Chairman     August 1, 2003
-------------------------------
Bruce W. Boyea


s/  James A. Carrigg                Director                  August 1, 2003
--------------------------------
James A. Carrigg


s/  George E. Castrucci             Director                  August 1, 2003
---------------------------------
George E. Castrucci


s/   Raymond R. Clark               Director                  August 1, 2003
---------------------------------
Raymond R. Clark


s/  Ronald J. Dolan                 Director and Chief
----------------------------------   Financial Officer        August 1, 2003
Ronald J. Dolan


s/   Daniel J. Fischer              Director and President    August 1, 2003
----------------------------------
Daniel J. Fischer


s/  David B. O'Maley                Director                  August 1, 2003
----------------------------------
David B. O'Maley


s/  John J. Palmer                  Director and Chief        August 1, 2003
----------------------------------  Executive Officer
John J. Palmer

                         INDEX OF CONSENTS AND EXHIBITS

                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------



                        Consent of KPMG LLP

                        Consent of Ernst & Young LLP

              Consent of Ernst and Young LLP, Independent Auditors


We consent to the reference to our firm under the caption "Independent Certified Public Accountants" and to the use of our report dated March 15, 2002, with respect to the financial statements of National Security Life and Annuity Company (formerly known as First ING Life Insurance Company of New York), as of December 31, 2001, and for the two years in the period then ended, included in Post-Effective Amendment No. 3 to the Registration Statement under the Securities Act of 1933 (Form N-4 No. 333-76350) and related Prospectus and Statement of Additional Information of National Security Life and Annuity Company Variable Account N.



Atlanta, Georgia
August 1, 2003

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of
     National Security Life and Annuity Company:


We consent to use of our report for National Security Life and Annuity Company dated April 25, 2003 included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 3 to File No. 333-76350.




KPMG LLP
Columbus, Ohio
August 1, 2003